Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Goodwill [Abstract]
Beginning of balance	$ 17,097	$ 0
Spaceflight Acquisition		17,097
Additions or impairments	0
End of balance	$ 17,097	$ 17,097